LOSS PER SHARE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Share option awards	665,646		1,934	1,545
Convertible loan	$ 4,350,000	$ 3,350,000	$ 3,350,000	$ 3,250,000
Share option exercisable recapitalized			1,585,880	1,266,900
Preferred shares				3,000
Preferred shares - post-recapitalization	2,545,253	2,460,000	2,460,000
Preference shares [member]
IfrsStatementLineItems [Line Items]
Preferred shares - post-recapitalization				2,460,000